UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04801

SUNAMERICA EQUITY FUNDS

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: September 30

Date of reporting period: December 31, 2011

Item 1. Schedule of Investments.

SunAmerica International Equity Fund

PORTFOLIO OF INVESTMENTS—December 31, 2011 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 93.3%
Argentina — 2.3%

YPF SA ADR	46,142	$1,600,204

Bermuda — 0.0%

Peace Mark Holdings, Ltd.†(1)(2)	800,000	0
Peregrine Investments Holdings, Ltd.†(1)(2)	91,000	0

		0

Brazil — 1.4%

MRV Engenharia e Participacoes SA	170,300	976,925

Canada — 3.9%

Suncor Energy, Inc.	47,801	1,378,546
Talisman Energy, Inc.	106,675	1,359,157

		2,737,703

Cayman Islands — 1.6%

AAC Technologies Holdings, Inc.	486,000	1,095,074

China — 3.6%

Industrial & Commercial Bank of China	2,356,000	1,401,478
Zoomlion Heavy Industry Science and Technology Development Co., Ltd.	1,042,200	1,121,828

		2,523,306

France — 5.7%

Alstom SA	38,012	1,152,687
LVMH Moet Hennessy Louis Vuitton SA	9,523	1,348,371
Sanofi	20,067	1,473,895

		3,974,953

Germany — 5.9%

Fresenius SE & Co. KGaA	16,517	1,528,038
Infineon Technologies AG	166,864	1,256,045
Siemens AG	13,700	1,311,047

		4,095,130

Hong Kong — 3.7%

China Mobile, Ltd.	149,000	1,456,120
Emperor Watch & Jewellery, Ltd.	8,880,000	1,120,490

		2,576,610

India — 1.4%

Hero Motocorp, Ltd.	28,064	1,006,721

Italy — 1.9%

Saipem SpA	30,486	1,296,147

Japan — 17.5%

Ajinomoto Co., Inc.	39,000	468,182
Astellas Pharma, Inc.	9,300	378,186
Bridgestone Corp.	20,900	473,827
Daihatsu Motor Co., Ltd.	47,000	839,002
FANUC Corp.	3,400	520,359
Inpex Corp.	80	504,093
Komatsu, Ltd.	14,300	334,230
Mitsui O.S.K. Lines, Ltd.	105,000	406,522
Net One Systems Co., Ltd.	132	359,969
Nexon Co., Ltd.	8,100	116,496
Nissan Motor Co., Ltd.	61,700	554,715
Nomura Research Institute, Ltd.	17,200	388,827
NTT DoCoMo, Inc.	227	417,312
ORIX Corp.	5,590	461,899
Pioneer Corp.†	58,100	261,174
Shimamura Co., Ltd.	7,800	797,532
Shizuoka Bank, Ltd.	47,000	495,219
Sumitomo Corp.	49,900	675,533
Sumitomo Metal Industries, Ltd.	171,000	311,030
Sumitomo Mitsui Financial Group, Inc.	21,400	596,097
TDK Corp.	7,600	336,703
Tokai Carbon Co., Ltd.	62,000	336,703
Tokyo Gas Co., Ltd.	149,000	685,280
Toray Industries, Inc.	58,000	415,201
Trend Micro, Inc.	15,700	469,348
Ube Industries, Ltd.	112,000	307,029
Zeon Corp.	31,000	269,040

		12,179,508

Jersey — 2.0%

Shire PLC	40,577	1,413,451

Mexico — 1.5%

Genomma Lab Internacional SAB de CV†	530,000	1,022,043

Netherlands — 3.5%

ING Groep NV CVA†	165,363	1,189,957
Koninklijke DSM NV	27,145	1,259,498

		2,449,455

Norway — 2.3%

Telenor ASA	96,810	1,587,912

Poland — 1.8%

Bank Pekao SA	31,375	1,283,804

South Africa — 3.8%

Mr. Price Group, Ltd.	124,139	1,227,158
Sanlam, Ltd.	395,578	1,413,732

		2,640,890

South Korea — 3.0%

Hyundai Motor Co.	5,783	1,069,253
Korea Kumho Petrochemical Co., Ltd.	6,998	1,017,504

		2,086,757

Sweden — 1.8%

Swedbank AB, Class A	96,975	1,256,213

Switzerland — 9.5%

ABB, Ltd.	73,128	1,376,454
Roche Holding AG	15,000	2,542,319
Swiss Re AG†	26,553	1,353,233
Zurich Financial Services AG†	5,950	1,346,082

		6,618,088

Taiwan — 3.7%

Eva Airways Corp.	1,972,000	1,250,451
Radiant Opto-Electronics Corp.	477,000	1,362,677

		2,613,128

Thailand — 2.0%

Kasikornbank PCL	365,000	1,411,410

United Kingdom — 9.5%

Reckitt Benckiser Group PLC	50,003	2,469,418
Royal Dutch Shell PLC, Class A	70,167	2,556,405
Vodafone Group PLC	346,108	961,598
Xstrata PLC	41,550	631,075

		6,618,496

Total Common Stock (cost $71,228,990)		65,063,928

PREFERRED STOCK — 4.3%
Brazil — 2.2%

Companhia de Bebidas das Americas ADR	42,541	1,535,305

Germany — 2.1%

Henkel AG & Co. KGaA	24,995	1,442,477

Total Preferred Stock (cost $2,922,154)		2,977,782

Total Long-Term Investment Securities (cost $74,151,144)		68,041,710

REPURCHASE AGREEMENT — 1.0%

Agreement with State Street Bank and Trust Co., bearing interest at 0.01%, dated 12/30/11, to be repurchased 01/03/12 in the amount of $686,001 and collateralized by $695,000 of United States Treasury Notes, bearing interest at 1.00% due 08/31/16 and having an approximate value of $703,688 (cost $686,000)	$686,000	686,000

TOTAL INVESTMENTS (cost $74,837,144)(3)	98.6%	68,727,710
Other assets less liabilities	1.4	989,049

NET ASSETS	100.0%	$69,716,759

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At December 31, 2011, the aggregate value of these securities was $0 representing 0.0% of net assets.
(3)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

CVA — Certification Van Aandelen (Dutch Certs.)

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
France	$3,974,953	$—	$—	$3,974,953
Germany	4,095,130	—	—	4,095,130
Japan	12,179,508	—	—	12,179,508
Switzerland	6,618,088	—	—	6,618,088
United Kingdom	6,618,496	—	—	6,618,496
Other Countries*	31,577,753	—	0	31,577,753
Preferred Stock	2,977,782	—	—	2,977,782
Repurchase Agreement	—	686,000	—	686,000

Total	$68,041,710	$686,000	$0	$68,727,710

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 09/30/2011	$0
Accrued discounts	—
Accrued premiums	—
Realized gain	—
Realized loss	—
Change in unrealized appreciation(1)	—
Change in unrealized depreciation(1)	—
Net purchases	—
Net sales	—
Transfers into Level 3(2)	—
Transfers out of Level 3(2)	—

Balance as of 12/31/2011	$0

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at December 31, 2011 includes:

Common Stock
$—

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

Industry Allocation*
Medical-Drugs	9.8%
Banks-Commercial	9.1
Oil Companies-Integrated	8.0
Soap & Cleaning Preparation	5.6
Cellular Telecom	4.1
Insurance-Multi-line	3.6
Electronic Components-Misc.	3.5
Auto-Cars/Light Trucks	3.5
Oil Companies-Exploration & Production	2.6
Telecom Services	2.3
Chemicals-Diversified	2.2
Brewery	2.2
Medical Products	2.2
Machinery-Construction & Mining	2.1
Insurance-Life/Health	2.0
Engineering/R&D Services	2.0
Insurance-Reinsurance	1.9
Diversified Operations	1.9
Diversified Manufacturing Operations	1.9
Oil-Field Services	1.9
Electronic Components-Semiconductors	1.8
Airlines	1.8
Retail-Misc./Diversified	1.8
Machinery-General Industrial	1.7
Retail-Jewelry	1.6
Rubber/Plastic Products	1.5
Motorcycle/Motor Scooter	1.4
Building-Residential/Commercial	1.4
Retail-Apparel/Shoe	1.1
Repurchase Agreement	1.0
Gas-Distribution	1.0
Import/Export	1.0
Diversified Minerals	0.9
Industrial Automated/Robotic	0.7
Rubber-Tires	0.7
Internet Security	0.7
Food-Misc.	0.7
Finance-Leasing Companies	0.7
Textile-Products	0.6
Transport-Marine	0.6
Enterprise Software/Service	0.6
Computers-Integrated Systems	0.5
Chemicals-Other	0.5
Computers-Memory Devices	0.5
Steel-Producers	0.4
Rubber & Vinyl	0.4
Audio/Video Products	0.4
Entertainment Software	0.2

98.6%

*	Calculated as a percentage of net assets

See Notes to Portfolio of Investments

SunAmerica Value Fund

PORTFOLIO OF INVESTMENTS—December 31, 2011 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 99.3%
Aerospace/Defense-Equipment — 1.5%

United Technologies Corp.	20,000	$1,461,800

Applications Software — 3.9%

Microsoft Corp.	150,000	3,894,000

Banks-Super Regional — 8.2%

Capital One Financial Corp.	45,000	1,903,050
Fifth Third Bancorp	110,000	1,399,200
PNC Financial Services Group, Inc.	24,400	1,407,148
US Bancorp	40,600	1,098,230
Wells Fargo & Co.	90,000	2,480,400

		8,288,028

Beverages-Non-alcoholic — 2.5%

Coca-Cola Enterprises, Inc.	20,000	515,600
PepsiCo, Inc.	30,000	1,990,500

		2,506,100

Cable/Satellite TV — 2.5%

Comcast Corp., Class A	60,000	1,422,600
DISH Network Corp., Class A	40,000	1,139,200

		2,561,800

Cellular Telecom — 1.0%

Vodafone Group PLC ADR	35,000	981,050

Chemicals-Diversified — 1.3%

Dow Chemical Co.	20,000	575,200
E.I. du Pont de Nemours & Co.	15,000	686,700

		1,261,900

Chemicals-Specialty — 1.7%

Ashland, Inc.	30,000	1,714,800

Computers — 3.0%

Apple, Inc.†	5,000	2,025,000
Hewlett-Packard Co.	40,000	1,030,400

		3,055,400

Cosmetics & Toiletries — 2.0%

Procter & Gamble Co.	30,000	2,001,300

Cruise Lines — 2.5%

Royal Caribbean Cruises, Ltd.	100,000	2,477,000

Diversified Banking Institutions — 5.1%

Bank of America Corp.	140,000	778,400
Citigroup, Inc.	35,000	920,850
Goldman Sachs Group, Inc.	10,000	904,300
JPMorgan Chase & Co.	75,000	2,493,750

		5,097,300

Diversified Manufacturing Operations — 3.8%

General Electric Co.	150,000	2,686,500
Textron, Inc.	60,000	1,109,400

		3,795,900

Electric-Integrated — 5.6%

American Electric Power Co., Inc.	35,000	1,445,850
Edison International	35,000	1,449,000
Exelon Corp.	35,000	1,517,950
NextEra Energy, Inc.	20,000	1,217,600

		5,630,400

Electronic Components-Semiconductors — 1.4%

Intel Corp.	60,000	1,455,000

Finance-Credit Card — 0.9%

American Express Co.	20,000	943,400

Food-Misc. — 1.6%

General Mills, Inc.	40,000	1,616,400

Instruments-Controls — 1.6%

Honeywell International, Inc.	30,000	1,630,500

Insurance-Life/Health — 1.4%

Prudential Financial, Inc.	27,500	1,378,300

Insurance-Multi-line — 1.7%

Assurant, Inc.	40,600	1,667,036

Insurance-Property/Casualty — 2.3%

Chubb Corp.	16,200	1,121,364
Travelers Cos., Inc.	20,000	1,183,400

		2,304,764

Machinery-Construction & Mining — 0.9%

Caterpillar, Inc.	10,000	906,000

Medical Products — 3.3%

Covidien PLC	40,000	1,800,400
Stryker Corp.	30,000	1,491,300

		3,291,700

Medical-Biomedical/Gene — 0.8%

Amgen, Inc.	12,000	770,520

Medical-Drugs — 7.9%

Johnson & Johnson	35,000	2,295,300
Merck & Co., Inc.	65,000	2,450,500
Pfizer, Inc.	150,000	3,246,000

		7,991,800

Medical-HMO — 3.4%

Aetna, Inc.	40,000	1,687,600
UnitedHealth Group, Inc.	35,000	1,773,800

		3,461,400

Metal-Copper — 0.5%

Freeport-McMoRan Copper & Gold, Inc.	15,000	551,850

Multimedia — 1.1%

Time Warner, Inc.	30,000	1,084,200

Oil & Gas Drilling — 1.4%

Ensco PLC ADR	30,000	1,407,600

Oil Companies-Exploration & Production — 2.6%

Anadarko Petroleum Corp.	10,000	763,300
Apache Corp.	10,000	905,800
Occidental Petroleum Corp.	10,000	937,000

		2,606,100

Oil Companies-Integrated — 7.6%

Chevron Corp.	25,000	2,660,000
ConocoPhillips	40,000	2,914,800
Exxon Mobil Corp.	25,000	2,119,000

		7,693,800

Paper & Related Products — 1.2%

International Paper Co.	40,000	1,184,000

Retail-Apparel/Shoe — 2.1%

ANN, Inc.†	40,000	991,200
Chico’s FAS, Inc.	100,000	1,114,000

		2,105,200

Retail-Discount — 1.5%

Target Corp.	30,000	1,536,600

Retail-Regional Department Stores — 1.0%

Kohl’s Corp.	20,000	987,000

Semiconductor Equipment — 1.1%

Applied Materials, Inc.	100,000	1,071,000

Telecom Equipment-Fiber Optics — 0.8%

Corning, Inc.	60,000	778,800

Telephone-Integrated — 3.2%

AT&T, Inc.	65,000	1,965,600
Verizon Communications, Inc.	32,500	1,303,900

		3,269,500

Tobacco — 1.9%

Philip Morris International, Inc.	25,000	1,962,000

Transport-Services — 1.5%

United Parcel Service, Inc., Class B	20,000	1,463,800

Total Long-Term Investment Securities (cost $97,892,932)		99,845,048

REPURCHASE AGREEMENT — 1.2%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $1,139,000)	$1,139,000	1,139,000

TOTAL INVESTMENTS (cost $99,031,932)(2)	100.5%	100,984,048
Liabilities in excess of other assets	(0.5)	(452,682)

NET ASSETS	100.0%	$100,531,366

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 3 for cost of investments on a tax basis.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks-Super Regional	$8,288,028	$—	$—	$8,288,028
Diversifed Banking Institutions	5,097,300	—	—	5,097,300
Electric-Integrated	5,630,400	—	—	5,630,400
Medical-Drugs	7,991,800	—	—	7,991,800
Oil Companies-Integrated	7,693,800	—	—	7,693,800
Other Industries*	65,143,720	—	—	65,143,720
Repurchase Agreement	—	1,139,000	—	1,139,000

Total	$99,845,048	$1,139,000	$—	$100,984,048

*	Sum of all industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica International Small-Cap Fund@

PORTFOLIO OF INVESTMENTS—December 31, 2011 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 93.2%
Australia — 2.0%

Challenger Financial Services Group, Ltd.	15,435	$65,200
Emeco Holdings, Ltd.	178,442	176,123
Incitec Pivot, Ltd.	46,456	147,772
Navitas, Ltd.	38,000	136,032
White Energy Co., Ltd. (2011 Performance Shares)†(1)(2)	978	0

		525,127

Austria — 1.2%

Schoeller-Bleckmann Oilfield Equipment AG	3,478	307,086

Belgium — 1.3%

Barco NV	6,900	346,139

Bermuda — 5.8%

China Foods, Ltd.	54,000	42,065
China Gas Holdings, Ltd.	608,000	279,474
Digital China Holdings, Ltd.	239,000	370,504
IT, Ltd.	116,000	63,925
Johnson Electric Holdings, Ltd.	339,500	187,528
Lancashire Holdings, Ltd.	22,911	257,783
Peace Mark Holdings, Ltd.†(1)(2)	8,000	0
Texwinca Holdings, Ltd.	82,000	91,010
Trinity, Ltd.	276,000	199,717
VTech Holdings, Ltd.	3,900	39,117

		1,531,123

Brazil — 3.1%

Restoque Comercio e Confeccoes de Roupas SA†	32,306	472,834
Santos Brasil Participacoes SA	26,051	344,553

		817,387

Cayman Islands — 3.2%

AAC Technologies Holdings, Inc.	148,000	333,480
ASM Pacific Technology, Ltd.	16,900	189,637
China Resources Cement Holdings, Ltd.	76,000	56,560
Comba Telecom Systems Holdings, Ltd.	113,500	91,629
Lee & Man Paper Manufacturing, Ltd.	145,000	46,674
Longfor Properties Co., Ltd.	68,000	76,785
MStar Semiconductor, Inc.	13,000	67,836

		862,601

China — 2.8%

Beijing Jingkelong Co., Ltd.	220,000	189,787
China National Materials Co., Ltd.	250,000	88,842
Weichai Power Co., Ltd.	57,000	280,354
Zhuzhou CSR Times Electric Co., Ltd.	80,000	175,315

		734,298

France — 5.0%

GameLoft SA†	51,220	320,851
Laurent-Perrier	2,523	236,708
Rubis SA	7,641	399,531
Virbac SA	2,453	380,658

		1,337,748

Germany — 10.0%

Aareal Bank AG†	17,746	321,204
Aurelius AG	6,100	192,676
CTS Eventim AG	11,336	340,382
ElringKlinger AG	10,083	250,298
Freenet AG	38,616	499,788
GEA Group AG	2,111	59,698
Mobotix AG	7,308	208,084
Muehlbauer Holding AG & Co.	3,897	110,709
NORMA Group†	11,951	247,481
Rational AG	952	207,244
Tom Tailor Holding AG†	13,608	216,629

		2,654,193

Guernsey — 1.0%

Stobart Group, Ltd.	142,537	265,411

Hong Kong — 1.3%

China Everbright International, Ltd.	430,000	155,577
YGM Trading, Ltd.	79,000	204,452

		360,029

Indonesia — 1.3%

PT United Tractors Tbk	115,428	335,432

Ireland — 3.2%

DCC PLC	12,683	301,215
Glanbia PLC	44,693	268,425
Kenmare Resources PLC†	384,458	274,649

		844,289

Italy — 2.4%

Amplifon SpA	57,573	243,809
Piaggio & C. SpA	88,485	208,201
Yoox SpA†	17,592	189,889

		641,899

Japan — 23.8%

3-D Matrix, Ltd.†	3,600	108,510
Ain Pharmaciez, Inc.	4,900	235,546
Credit Saison Co., Ltd.	6,900	138,323
Dai-ichi Seiko Co., Ltd.	6,000	168,767
Dr. Ci:Labo Co., Ltd.	20	106,405
Eiken Chemical Co., Ltd.	7,400	100,468
Elecom Co., Ltd.	2,400	43,653
en-japan, Inc.	179	181,395
FP Corp.	3,600	232,922
GCA Savvian Group Corp.	72	73,431
Hajime Construction Co., Ltd.	10,200	209,645
HIRANO TECSEED Co., Ltd.	14,000	100,948
Iriso Electronics Co., Ltd.	6,100	94,072
ITOCHU Techno-Solutions Corp.	1,500	67,331
Kakaku.com, Inc.	6,000	219,982
Kenedix, Inc.†	1,243	161,653
Kokusai Co., Ltd.	20,200	164,550
Konami Corp.	3,200	95,830
Mani, Inc.	3,000	103,287
Maruwa Co., Ltd.	7,000	322,398
Matsuda Sangyo Co., Ltd.	8,900	135,865
Modec, Inc.	5,100	87,926
Nichi-iko Pharmaceutical Co., Ltd.	6,000	141,250
Nifco, Inc.	9,700	271,076
Nihon M&A Center, Inc.	50	260,816
Nippon Ceramic Co., Ltd.	7,000	130,051
NPC, Inc.	11,400	90,495
Otsuka Corp.	3,500	241,003
OUTSOURCING, Inc.	24,700	87,928
Park24 Co, Ltd.	19,500	258,919
Proto Corp.	5,600	179,415
Rinnai Corp.	2,800	200,442
Seria Co., Ltd.	23	127,595
Skymark Airlines, Inc.	13,800	182,697
Software Service, Inc.	7,500	175,393
Tatsuta Electric Wire and Cable Co., Ltd.	35,000	148,694
Tokyo Derica Co., Ltd.	9,300	77,208
Tokyu Livable, Inc.	14,900	114,601
Tomy Co., Ltd.	20,400	143,386
U-Shin, Ltd.	16,500	132,909
UBIC, Inc.	530	97,228
Village Vanguard Co., Ltd.	63	101,412

		6,315,425

Jersey — 1.1%

Centamin PLC†	120,588	154,313
United Business Media, Ltd.	18,706	138,687

		293,000

Norway — 1.5%

Tomra Systems ASA	58,563	392,649

Singapore — 0.7%

Dyna-Mac Holdings, Ltd.	455,693	149,315
STX OSV Holdings, Ltd.	55,000	49,189

		198,504

South Korea — 4.5%

Hankook Tire Co., Ltd. †	5,430	213,288
Hyundai Glovis Co., Ltd. †	2,013	335,500
LG Household & Health Care, Ltd. †	607	256,868
Nexen Tire Corp. †	6,580	105,668
Samyoung Chemical Co., Ltd. †	27,840	142,342
Sungwoo Hitech Co., Ltd.	12,680	152,446

		1,206,112

Sweden — 1.1%

Betsson AB	13,365	294,214

Switzerland — 2.0%

Sulzer AG	2,301	245,950
Uster Technologies AG	2,812	123,341
VZ Holding AG	1,568	161,090

		530,381

Taiwan — 1.0%

Compal Communications, Inc.	147,000	220,896
Radiant Opto-Electronics Corp.	20,000	57,135

		278,031

Thailand — 0.7%

TMB Bank PCL	3,988,600	199,746

United Kingdom — 12.5%

Anite PLC	135,100	195,648
Croda International PLC	14,095	394,887
Dialight PLC	17,618	191,252
IG Group Holdings PLC	65,079	481,992
International Personal Finance PLC	68,272	181,835
Millennium & Copthorne Hotels PLC	25,015	157,918
Spirax-Sarco Engineering PLC	15,185	441,696
St James’s Place PLC	81,775	412,104
Telecity Group PLC†	35,958	361,303
WH Smith PLC	37,619	310,515
Yule Catto & Co. PLC	76,258	194,578

		3,323,728

United States — 0.7%

AsiaInfo-Linkage, Inc.†	14,918	115,614
ResMed, Inc.†	27,466	69,388

		185,002

Total Common Stock (cost $25,196,338)		24,779,554

EXCHANGE-TRADED FUNDS — 3.0%
Luxembourg — 3.0%

db x-trackers - MSCI Emerging Markets TRN Index ETF† (cost $663,519)	26,776	788,687

Total Long-Term Investment Securities (cost $25,859,857)		25,568,241

SHORT-TERM INVESTMENT SECURITIES — 3.5%
Time Deposit — 3.5%

Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 01/03/12 (cost $946,000)	$946,000	946,000

TOTAL INVESTMENTS (cost $26,805,857)(3)	99.7%	26,514,241
Other assets less liabilities	0.3	70,703

NET ASSETS	100.0%	$26,584,944

@	On January 27, 2012, the name of the SunAmerica International Small-Cap Fund was changed to the “SunAmerica Japan Fund,” and certain changes to the Fund’s principal investment strategy and techniques became effective.
†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At December 31, 2011, the aggregate value of these securities was $0 representing 0.0% of net assets.
(3)	See Note 3 for cost of investments on a tax basis.
ETF—	Exchange-Traded Fund

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3- Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Bermuda	$1,531,123	$—	$0	$1,531,123
France	1,337,748	—	—	1,337,748
Germany	2,654,193	—	—	2,654,193
Japan	6,315,425	—	—	6,315,425
United Kingdom	3,323,728	—	—	3,323,728
Other Countries*	9,617,337	—	0	9,617,337
Exchange-Traded Funds	788,687	—	—	788,687
Short-Term Investment Securities:
Time Deposit	—	946,000	—	946,000

Total	$25,568,241	$946,000	$0	$26,514,241

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 09/30/2011	$0
Accrued discounts	—
Accrued premiums	—
Realized gain	—
Realized loss	—
Change in unrealized appreciation(1)	—
Change in unrealized depreciation(1)	—
Net purchases	—
Net sales	—
Transfers into Level 3(2)	—
Transfers out of Level 3(2)	—

Balance as of 12/31/2011	$0

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at December 31, 2011 includes:

Common Stock
$—

(2)	The Fund’s policy is to recognize transfers in and out as of the end of the reporting period.

Industry Allocation*
Electronic Components-Misc.	4.6%
Distribution/Wholesale	3.7
Retail-Apparel/Shoe	3.6
Time Deposit	3.5
Auto/Truck Parts & Equipment-Original	3.1
Exchange-Traded Funds	3.0
Machinery-General Industrial	2.6
Machinery-Construction & Mining	1.9
Telephone-Integrated	1.9
Finance-Other Services	1.8
Commercial Services	1.7
Entertainment Software	1.6
Retail-Bookstores	1.6
Insurance-Life/Health	1.5
Gas-Distribution	1.5
Internet Content-Information/News	1.5
Investment Management/Advisor Services	1.5
Chemicals-Diversified	1.5
Recycling	1.5
Veterinary Products	1.4
Cosmetics & Toiletries	1.4
Electric Products-Misc.	1.4
Telecom Services	1.4
Medical-Drugs	1.3
Marine Services	1.3
Leisure Products	1.3
Transport-Truck	1.2
Banks-Mortgage	1.2
Retail-Misc./Diversified	1.2
Rubber-Tires	1.2
Oil Field Machinery & Equipment	1.2
Computers-Integrated Systems	1.1
Electronic Measurement Instruments	1.1
Gambling (Non-Hotel)	1.1
Auto/Truck Parts & Equipment-Replacement	1.1
Pipelines	1.1
Diversified Minerals	1.1
Food-Dairy Products	1.0
Transport-Services	1.0
Consulting Services	1.0
Insurance-Property/Casualty	1.0
Electronic Connectors	0.9
Telecommunication Equipment	0.9
Metal Products-Fasteners	0.9
Diversified Financial Services	0.9
Diversified Manufacturing Operations	0.9
Beverages-Wine/Spirits	0.9
Medical Labs & Testing Services	0.9
Containers-Paper/Plastic	0.9
Building-Residential/Commercial	0.8
Motorcycle/Motor Scooter	0.8
Industrial Audio & Video Products	0.8
Appliances	0.8
Building Products-Air & Heating	0.8
Banks-Commercial	0.7
Computer Services	0.7
Chemicals-Specialty	0.7
Private Equity	0.7
E-Commerce/Products	0.7
Food-Retail	0.7
Semiconductor Equipment	0.7
Airlines	0.7
E-Commerce/Services	0.7
Rental Auto/Equipment	0.7
Medical Information Systems	0.7
Hotels/Motels	0.6
Alternative Waste Technology	0.6
Gold Mining	0.6
Wire & Cable Products	0.6
Agricultural Chemicals	0.6
Metal Processors & Fabrication	0.5
Toys	0.5
Chemicals-Plastics	0.5
Publishing-Periodicals	0.5
Finance-Credit Card	0.5
Schools	0.5
Retail-Discount	0.5
Internet Infrastructure Software	0.4
Real Estate Management/Services	0.4
Medical Products	0.4
Machinery-Thermal Process	0.4
Wireless Equipment	0.3
Textile-Products	0.3
Batteries/Battery Systems	0.3
Real Estate Operations & Development	0.3
Respiratory Products	0.3
Electronic Components-Semiconductors	0.3
Diversified Operations	0.2
Building Products-Cement	0.2
Shipbuilding	0.2
Paper & Related Products	0.2
Computers-Periphery Equipment	0.2
Food-Misc.	0.2

99.7%

*	Calculated as a percentage of net assets

See Notes to Portfolio of Investments

Note 1. Security Valuation

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a Fund uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees (“the Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

The various inputs that may be used to determine value of the Funds’ investments are summarized into three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical securities

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

Level 3 – Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value the Funds’ net assets as of December 31, 2011 are reported on a schedule following the Portfolio of Investments.

Note 2. Repurchase Agreements

As of December 31, 2011, the following Fund held an undivided interest in the joint repurchase agreement with State Street Bank and Trust Co.:

Fund	Percentage Interest	Principal Amount
Value Fund	0.50%	$1,139,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank and Trust Co., dated December 30, 2011, bearing interest at a rate of 0.01% per annum, with a principal amount of $225,768,000, a repurchase price of $225,768,251, and a maturity date of January 3, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	1.50%	7/15/2012	$11,655,000	$11,815,256
U.S. Treasury Notes	4.00	2/15/2012	192,240,000	218,468,526

Note 3. Federal Income Taxes

As of December 31, 2011, the amounts of aggregate unrealized gain (loss) and the cost of investments securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

	International Equity Fund	Value Fund	International Small-Cap Fund
Cost (tax basis)	$76,469,524	$105,482,499	$27,099,299

Appreciation	1,438,970	5,333,823	2,258,461
Depreciation	(9,180,784)	(9,832,274)	(2,843,519)

Net unrealized appreciation (depreciation)	$(7,741,814)	$(4,498,451)	$(585,058)

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Equity Funds’ Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940
(17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as
Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Equity Funds

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	February 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	February 28, 2012

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date:	February 28, 2012